Rule 24f-2 Notice
Colonial Trust III
File #2-15184

1.      Colonial Trust III
        One Financial Center
        Boston, MA 02111

2. Name of each series or class of funds for which this notice is filed:

        Colonial Select Value Fund, Classes A, B & C
        The Colonial Fund, Classes A, B, C & Z
        Colonial International Horizons Fund, Classes A, B & C
        Colonial Global Equity Fund, Classes A, B & C
        Colonial Strategic Balanced Fund, Classes A, B & C
        Colonial Global Utilities Fund, Classes A, B & C
        Crabbe Huson Real Estate Investment Fund
        Crabbe Huson Oregon Tax Free Fund
        Crabbe Huson Special Fund
        Crabbe Huson Contrarian Income Fund
        Crabbe Huson Equity Fund
        Crabbe Huson Small Cap Fund
        Crabbe Huson Managed Income & Equity Fund
        Crabbe Huson Contrarian Fund

3.      Investment Company Act File #           811-881

        Securities Act File Number #            2-15184

4.      Last day of fiscal year for which this notice
        is filed:               10/31/99

5.      Calculation of registration fee:

(i)             Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):    $1,132,746,536.94
(ii)            Aggregate price of securities redeemed or
                repurchased during the fiscal year: $1,470,794,897.64
(iii)   Aggregate price of shares redeemed or
                repurchased during any prior fiscal year ending no
                earlier than October 11, 1995 that were not
                previously used to reduce registration fees payable
                to the Commission:              $0.00

(iv)            Total available redemption credits:   $1,470,794,897.64

(v)             Net sales:              $  0.00

(vi)            Redemption credits available for use in future
                years:          $    338,048,360.70

(vii)   Multiplier for determining registration fee:            0.000278

(viii)Registration fee due:             $    0.00


6.      Prepaid Shares

        If the response to Item 5(i) was determined by
        deducting an amount of securities that were
        registered under the Securities Act of 1933
        pursuant to rule 24e-2 as in effect before
        October 11, 1997, then report the amount of
        securities(number of shares or other units)
        deducted here:          0
        If there is a number of shares or other units
        that were registered pursuant to rule 24e-2
        remaining unsold at the end of the fiscal year
        for which this form is filed that are available
        for use by the issuer in future fiscal years,
        then state that number here:            0

7.      Interest due -- if this form is being filed more
        than 90 days after the end of the issuer's fiscal
        year:           0

8.      Total of the amount of the registration fee due
        plus any interest due:          $       0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: No Fee Due

        Method of Payment:              Wire Transfer


        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.




By ________________________
Gail Knudsen
Vice President

January 24, 2000